Leases - Weighted-average remaining lease term and discount rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term
Land use rights	45 years	48 years
Operating leases	7 years	9 years
Finance leases	4 years	0 years
Weighted-average discount rate
Land use rights	3.30%	0.00%
Operating leases	4.80%	5.80%
Finance leases	6.90%